Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw materials	$ 18,402	$ 13,004
Work in-progress	5,138	3,712
Finished products	5,400	4,110
Total inventories at the lower of cost and net realizable value	$ 28,940	$ 20,826